BORROWINGS - Summary of Non-current and Current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Non-current	$ 0	$ 0
Current	0	5,944
Total	$ 0	$ 5,944	$ 5,960